Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	$ 12,415	$ 12,415	$ 12,415
Intangible assets subject to amortization, accumulated amortization	(7,192)	(6,635)	(4,389)
Intangible assets accumulated amortization	(7,192)	(6,635)	(4,389)
Total intangible assets	5,223	5,780	8,026
Total intangible assets, Carrying amount	14,521	14,521	14,521
Total intangible assets	7,329	7,886	10,132
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying amount	2,106	2,106	2,106
Infinite lived intangible assets accumulated amortization	0	0	0
Total intangible assets	2,106	2,106	2,106
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	9,909	9,909	9,909
Intangible assets subject to amortization, accumulated amortization	(4,853)	(4,465)	(2,910)
Total intangible assets	5,056	5,444	6,999
Customer Contracts And Related Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	2,383	2,383	2,383
Intangible assets subject to amortization, accumulated amortization	(2,216)	(2,047)	(1,376)
Total intangible assets	167	336	1,007
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	123	123	123
Intangible assets subject to amortization, accumulated amortization	(123)	(123)	(103)
Total intangible assets	$ 0	$ 0	$ 20